Subsequent Events (Detail Textuals) - Subsequent events - Performance -based vesting	Jan. 16, 2023 $ / shares shares
Subsequent Event [Line Items]
Number of common shares called by warrants | shares	246,027
Exercise price of warrants | $ / shares	$ 0.01